Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

Note 7 – Convertible Notes Payable

July 2017 Exchange

In order to consummate a registered direct offering and concurrent private placement on July 13, 2017 (See Note 8), the Company was required to obtain consent from the holders (the “November Holders”) of the Company’s (i) Amended and Restated Secured Subordinated Promissory Notes, originally issued on July 25, 2016 (i.e., the LogicMark Note), and amended on November 29, 2016 (the “November Notes”), and (ii) certain common stock purchase warrants (the “November Warrants”) that were initially exercisable on November 29, 2016. In consideration of the November Holders providing such consent to the registered direct offering and concurrent private placement, the Company and the November Holders agreed, as of July 11, 2017, to the following amendments to their respective November Notes, November Warrants, and that certain Exchange Agreement, dated November 29, 2016 (the “Exchange Agreement”):

1.	The conversion price of the November Notes was lowered from $3.00 to $2.00.

2.	The exercise price of the November Warrants was lowered from $3.00 to $2.00.

3.	The Company’s prohibition under the Exchange Agreement providing that for so long as the November Holders are holders of the November Notes, the November Warrants, or the shares of Common Stock issuable thereunder, the Company may not issue shares of our Common Stock at a price per share less than $3.00 per share, was lowered to $2.00 per share.

In connection with the reduction in conversion price of the November Notes from $3.00 to $2.00, the Company incurred a non-cash charge for modification of convertible exchange note terms of $191,630 for the three and nine months ended September 30, 2017. In addition, the Company expensed the remaining unamortized note discount and deferred debt issue costs related to the November Notes of $491,667 and $35,949, respectively. As a result of lowering the conversion price of the November Warrants from $3.00 to $2.00, the Company also incurred a non-cash charge for modification of terms related to the November Warrants of $37,000 for the three and nine months ended September 30, 2017.

On July 19, 2017, the November Holders purchased from LogicMark Investment Partners, LLC (“LogicMark Investment Partners”), the representative of LogicMark, LLC, the outstanding balance of $594,403, including accrued and unpaid interest on the LogicMark Note. In connection therewith, the Company, LogicMark Investment Partners and the November Holders entered into an Assignment and Assumption Agreement, dated July 19, 2017, pursuant to which LogicMark Investment Partners assigned the LogicMark Note to the November Holders. In addition, on July 19, 2017, the Company and the November Holders entered into a Securities Exchange Agreement pursuant to which the Company exchanged the LogicMark Note held by the November Holders for (i) an aggregate principal amount of $594,408 of secured subordinated convertible promissory notes of the Company (the “July 2017 Notes”) due in July 2018, and (ii) warrants exercisable into 297,202 shares of Common Stock (the “July 2017 Warrants”). The July 2017 Notes are convertible into shares of Common Stock at a conversion price of $2.00 per share and the July 2017 Warrants are exercisable into shares of Common Stock with a five year term and an exercise price of $2.00 per share. The exercise and the amount of shares of common stock issuable upon exercise of the July 2017 Warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions. reclassifications, mergers or other corporate changes and dilutive issuances.

The conversion option embedded in the convertible exchange notes was determined to contain beneficial conversion features, resulting in the bifurcation of those features as an equity instrument (resulting in a debt discount) at issuance. After allocation of the gross proceeds to the warrants (discussed above) and beneficial conversion feature, the total debt discount recognized was $432,917. The debt discount is being amortized over the term of the debt and the Company amortized $81,839 of the debt discount for the three and nine months ended September 30, 2017.

NOTE 7 - CONVERTIBLE NOTES PAYABLE

November 2016 Exchange

On November 29, 2016, the Company entered into a Securities Exchange Agreement (the “Exchange Agreement”) with certain holders of a portion of the Original LogicMark Notes (the “Holders”) pursuant to which the Company exchanged with the Holders of $1,500,000 of Original Notes held by the Holders in exchange for: (i) an aggregate principal amount of $1,500,000 of new secured subordinated promissory notes (the “Exchange Notes”) and (ii) warrants (the “Warrants”, and together with the Exchange Notes, the “Exchange Securities”) convertible into 500,000 shares of common stock of the Company, par value $0.0001 (the “Common Stock”). The Holders purchased the $1,500,000 of Original Notes from LogicMark Investment prior to this transaction. The Exchange Notes will mature on November 29, 2017 and accrue interest at a rate of 15.0% per annum. The Exchange Notes are convertible at any time, in whole or in part, at the option of the Investors into shares of Common Stock at a conversion price of $3.00 per share (the “Conversion Price”). The Conversion Price is subject to adjustment for stock dividends, stock splits, combinations or similar events.

The conversion option embedded in the convertible exchange notes was determined to contain beneficial conversion features, resulting in the bifurcation of those features as an equity instrument (resulting in a debt discount) At issuance. After allocation of the gross proceeds to the warrants (discussed below) and beneficial conversion feature, the total debt discount recognized was equal to the face of the convertible exchange notes, The debt discount is being amortized over the term of the debt and the Company Amortized $133,333 of the debt discount for the year ended December 31, 2016.

The Company may prepay, in whole but not in part, without premium or penalty, the outstanding principal, together with accrued but unpaid interest on the outstanding principal, if any. The Warrants will be exercisable beginning on November 29, 2016, and will be exercisable for a period of five years. The exercise price with respect to the Warrants is $3.00 per share (the “Exercise Price”). The Exercise Price and the amount of shares of Common Stock issuable upon exercise of the Warrants are subject to adjustment upon certain events, such as stock splits, combinations, dividends, distributions, reclassifications, mergers or other corporate changes.

December 2015 Private Placement

On December 8, 2015, the Company entered into a securities purchase agreement (the “December Purchase Agreement”) with certain accredited investors (the “December Purchasers”) pursuant to which the Company sold an aggregate of $1,500,000 in principal amount of Senior Secured Convertible Notes (the “December Notes”) for an aggregate purchase price of $1,500,000 (the “December Offering”). The Notes matured on December 8, 2016 (the “December Maturity Date”), less any amounts converted or redeemed prior to the December Maturity Date. The December Notes bear interest at a rate of 8% per annum. The December Notes were convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $2.35 per share, as modified. In case of an Event of Default (as defined in the December Notes), the notes are convertible at 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days, until such Event of Default has been cured. The conversion price is subject to adjustment for stock dividends, stock splits, combinations or similar events. The Notes are repayable from the earlier of June 7, 2016 or the effective date of the initial registration statement that was filed with this offering, (The Installment Trigger Date). The installment payments are to be made on the lst and 15th calendar day of each month. The amount of each installment is the quotient of the original principal amount divided by the number of installment payments after the Installment Trigger Date and the scheduled Maturity Date on December 7, 2016. The holder of the notes may opt to accelerate two installment amounts in an amount up to twice the regular installment amount. The installment payments may be made in cash or in common stock at 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior fifteen (15) trading days at the option of the Company.

In connection with the sale of the December Notes, the Company also issued to the December Purchasers an aggregate of 90,000 shares of the Company’s common stock in consideration of each Investor’s execution and delivery of the December Purchase Agreement (the “Commitment Shares”). The Commitment Shares were offered by the Company pursuant to an effective shelf registration statement on Form S-3, which was initially filed with the SEC on April 24, 2015 and declared effective on May 14, 2015 (File No. 333-203637).

As described above, the April Purchasers exchanged the April Convertible Notes plus accrued but unpaid interest into the convertible notes that were issued on December 8, 2015. (The December Notes). As a result, the Company incurred a loss on extinguishment of the April Convertible Notes of $635,986 which resulted primarily from the write off of the remaining unamortized note discount and deferred debt issue costs on extinguishment. In order to obtain their consent to issue the December Notes on December 8, 2015, and to effect the exchange, the Company issued to each of the April Purchasers additional December Notes with a face value of $500,000. On December 8, 2015, the total outstanding principal amount of these convertible notes was $2,134,850. On December 28, 2015, the note holders accelerated installment repayments in an aggregate amount of $350,000 which the Company satisfied by an issuance of common stock as a result of a waiver by the holders which allowed the Company to issue common stock below $2.50. As a result of this repayment, the outstanding amount of the convertible notes held by the April Purchasers was $1,784,850 on December 31, 2015.

The total face amount of the Notes outstanding on December 8, 2015 were $3,644,850.

On December 8, 2015 the Company recorded a debt discount of $1,719,700 and a derivative liability of $912,330.

During December 2015, the holders of the Notes accelerated $350,000 in installments in exchange for common stock as a result of a waiver by the holders which allowed the Company to issue common stock below $2.50. At December 31, 2015, the balance on the Notes outstanding was $3,294,850.

The debt discount is attributable to the value of the separately accounted for conversion feature and common stock issued in connection with the sale of the December Notes. The embedded conversion feature derivatives relate to the conversion option, the installment payments and the accelerated installment option of the December Notes. The embedded derivatives were evaluated under FASB ASC Topic 815-15, were bifurcated from the debt host, and were classified as liabilities in the consolidated balance sheet. The debt discount was amortized using the effective interest method over the term of the December Notes. During the year ended December 31, 2016, the Company recorded $515,032 of debt discount amortization all of which related to the December Notes. For the year ended December 31, 2015, the Company recorded a total of $1,093,371 of debt discount amortization, which was recorded as an interest expense in the consolidated statement of operations. Of this amount, $109,535 related to the December Notes.

On February 12, 2016, in exchange for the consents given to the Company by the December Purchasers and the April Purchasers to allow for the issuance of shares in connection with the WVH Transaction (described below), the December Notes were amended to a fixed conversion price of $2.35. As a result of the modification, the Company fair valued the conversion option up to the date of modification and re-classified the remaining conversion feature liability of $1,702,400 as of the date of modification to additional paid-in-capital.

During the year ended December 31, 2016, the holders of the December Notes accelerated $2,456,679 in installments and $253,028 of interest in exchange for 1,228,828 shares of common stock. During the twelve months ended December 31, 2016, the holders of the December Notes also converted $838,171 of the convertible notes and $38,560 of interest in exchange for 373,077 shares of common stock. At December 31, 2016, the outstanding balance on the December Notes was $0. As it relates to the accelerated installments, the Company incurred a loss on extinguishment of debt of $272,749. The loss on extinguishment of debt was equivalent to the excess fair value of the common stock issued to the holders of the December Notes as compared to the net carrying value of the convertible debt. The fair value of the common stock issued in payment of interest exceeded the amount of interest owed by $34,628. This amount is included as part of interest expense on the consolidated statement of operations.

November 2015, Term Note

On November 25, 2015, the Company issued the Term Note with a principal amount of $200,000 to an accredited purchaser (the “November Purchaser”). The Term Note was scheduled to mature on December 15, 2015. The interest rate was 12% per annum with a minimum guaranteed interest of $10,000. The November Purchaser converted the entire principal amount into the December Offering described above.

July 2015 Convertible Note

On July 27, 2015, the Company entered into a securities purchase agreement with an accredited investor pursuant to which the Company sold an aggregate of $222,222 in principal amount of the 8% Convertible Notes for an aggregate purchase price of $200,000. The Company received net proceeds of $200,000 from the sale of the 8% Convertible Notes. The 8% Convertible Notes matured on September 11, 2015 (the “Maturity Date”), less any amounts converted or redeemed prior to the Maturity Date. The 8% Convertible Notes bear interest at a rate of 8% per annum, subject to increase to the lesser of 24% per annum or the maximum rate permitted under applicable law upon the occurrence of certain events of default. The 8% Convertible Notes were convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $35.00 per share, which was subject to adjustment for stock dividends, stock splits, combinations or similar events. The Company was able to prepay in cash any portion of the principal amount of the 8% Convertible Notes and any accrued and unpaid interest.

If such prepayment was made within sixty (60) days after the issuance date of the 8% Convertible Notes, the Company would pay an amount in cash equal to 109% of the sum of the then outstanding principal amount of the note and interest; thereafter, if such prepayment was made, the Company would pay an amount in cash equal to 114% of the sum of the then outstanding principal amount of the note and interest. In the event the Company effects a registered offering either utilizing Form S-1 or Form S-3 (a “Registered Offering”), the Holder would have the right to convert the entire amount of the purchase price into such Registered Offering. On August 4, 2015, the Company closed a Registered Offering and the holder of the 8% Convertible Notes elected to convert the entire purchase price amount into common shares. The conversion price used to convert the entire purchase price into common stock was equivalent to the equity offering price of $17.50 on August 4, 2015 and not the conversion price of $35.00 stipulated in the securities purchase agreement. As a result of the change in the conversion price, the Company recorded additional inducement expense of $100,000 in three months ended September 30, 2015.

April 2015 Private Placement

On April 24, 2015, the Company entered into a securities purchase agreement (the “April Purchase Agreement”) with a group of accredited investors (the “April Purchasers”) pursuant to which the Company sold to such purchasers an aggregate of $1,575,000 principal amount of secured convertible notes (the “Convertible Notes”), a Class A Common Stock Purchase Warrant (the “Class A Warrant”) to purchase up to 46,875 shares of the Company’s common stock and a Class B Common Stock Purchase Warrant (the “Class B Warrant,” and together with the Class A Warrant, the “April Warrants”) to purchase up to 46,875 shares of the Company’s common stock. The Convertible Notes bear interest at 6% per annum and are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price of $25.20 per share. The April Warrants are exercisable beginning six (6) months after issuance through the fifth (5th) anniversary of such initial exercisability date. The Class A Warrant has an initial exercise price equal to $30.20 per share and the Class B Warrant has an initial exercise price equal to $50.00 per share. The Company received cash proceeds of $1,481,500 from the issuance of the Convertible Notes after deducting debt issuance costs of $93,500.

The Company recorded a debt discount of $1,575,000 related to the sale of the Convertible Notes and the April Warrants. The debt discount reflects the underlying fair value of the April Warrants of approximately $860,000 on the date of the transaction and a beneficial conversion charge of approximately $715,000. During the period April 23, 2015 through December 8, 2015, the Company amortized $983,836 of the debt discount as a component of interest expense in the accompanying statements of operations.

In connection with the sale of the Convertible Notes and April Warrants, the Company entered into a registration rights agreement, dated April 24, 2015 (the “April Registration Rights Agreement”), with the April Purchasers, pursuant to which the Company agreed to register the shares of common stock underlying the Convertible Notes and Warrants on a Form S-3 registration statement to be filed with the Securities and Exchange Commission within ten (10) business days after the date of the issuance of the Convertible Notes and April Warrants (the “April Filing Date”) and to cause the April Registration Statement to be declared effective under the Securities Act of 1933, as amended (the “Securities Act”) within ninety (90) days following the April Filing Date. If certain of its obligations under the April Registration Rights Agreement are not met, the Company is required to pay partial liquidated damages to each April Purchaser. On May 8, 2015, the Company filed a registration statement on Form S-3 with the SEC to register the shares issuable upon the conversion of the Convertible Notes, the related accrued interest and the exercise of the April Warrants. Such registration statement was declared effective with the SEC on May 14, 2015.

In connection with the sale of the Convertible Notes and the April Warrants, the Company entered into a security agreement, dated April 24, 2015 (the “April Security Agreement”), between the Company, 3D-ID and the collateral agent thereto. Pursuant to the Security Agreement, the April Purchasers were granted a security interest in certain personal property of the Company and 3D-ID to secure the payment and performance of all obligations of the Company and 3D-ID under the Convertible Notes, April Warrants, April Purchase Agreement, April Registration Rights Agreement and April Security Agreement. In addition, in connection with the Security Agreement, 3D-ID executed a subsidiary guaranty, pursuant to which it agreed to guarantee and act as surety for payment of the Convertible Notes and other obligations of the Company under the April Warrants, April Purchase Agreement, April Registration Rights Agreement and April Security Agreement.

As described above, the April Purchasers exchanged the April Convertible Notes into the convertible notes that were issued on December 8, 2015. (The December Notes). As a result, the Company incurred a loss on extinguishment of the April Convertible Notes of $635,986 which resulted primarily from the write off of the remaining unamortized note discount and deferred debt issue costs on extinguishment. In order to obtain their consent to issue the December Notes on December 8, 2015, and to effect the exchange, the Company issued to each of the April Purchasers additional December Notes with a face value of $500,000. On December 8, 2015, the total outstanding principal amount of these convertible notes was $2,134,850. On December 28, 2015, the note holders accelerated installment repayments in an aggregate amount of $350,000 which the Company satisfied by an issuance of common stock as a result of a waiver by the holders which allowed the Company to issue common stock below $2.50. As a result of this repayment, the outstanding amount of the convertible notes held by the April Purchasers was $1,784,850 on December 31, 2015.

In exchange for the consents given to the Company by the December Purchasers and the April Purchasers in connection with the consent to the WVH transaction (described below), the December Notes as defined on page F-12 under December 15 Private Placement, the Exchange Notes, and the Additional December Notes were amended. One of the significant amendments was as follows: the notes are convertible at any time, in whole or in part, at the option of the holders into shares of common stock at a conversion price the lesser of (a) $5.50 per share and (b) from and after an Event of Default (as defined in the December Notes), 85% of the average of the five (5) lowest daily Weighted Average Prices (as defined in the December Notes) in the prior thirty (30) trading days, until such Event of Default has been cured.